Document and Entity Information	Sep. 17, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	Markforged Holding Corp
Amendment Flag	false
Central Index Key	0001816613
Document Type	8-K
Document Period End Date	Sep. 17, 2024
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39453
Entity Tax Identification Number	92-3037714
Entity Address, Address Line One	60 Tower Road
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	866
Local Phone Number	496-1805
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock 0.0001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MKFG
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Common Stock 0.0001 Par Value [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock, $0.0001 par value
Trading Symbol	MKFG.WS
Security Exchange Name	NYSE